T. ROWE PRICE TARGET 2025 FUND
February 29, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 50.2%
T. Rowe Price Funds:
Equity Index 500 Fund	38,218	10,815	8,674	531,454	41,841
Growth Stock Fund	23,926	5,514	5,214	365,663	25,863
Value Fund	22,718	6,951	4,330	737,345	24,944
Overseas Stock Fund	14,846	3,989	2,306	1,649,059	16,557
International Value Equity Fund	12,828	5,066	2,165	1,225,258	15,316
International Stock Fund	14,709	3,325	3,449	882,162	15,041
Emerging Markets Stock Fund	9,261	2,628	1,743	239,170	10,296
Mid-Cap Growth Fund	7,582	2,007	1,054	94,734	8,314
Mid-Cap Value Fund	7,067	1,823	1,175	300,348	7,521
New Horizons Fund(2)	5,069	1,645	896	95,807	5,795
Small-Cap Stock Fund(2)	4,680	1,254	633	107,446	5,128
Small-Cap Value Fund	4,371	1,141	649	108,041	4,569
Real Assets Fund	3,706	1,039	547	380,087	3,972
Total Equity Mutual Funds (Cost $172,814)					185,157

BOND MUTUAL FUNDS 49.6%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund	55,583	19,546	9,920	12,982,283	65,820
New Income Fund	48,788	11,331	10,521	5,192,721	51,668
International Bond Fund (USD
Hedged)	16,155	3,861	2,460	1,775,902	17,972
Emerging Markets Bond Fund	11,863	3,046	2,067	1,115,164	12,980
Dynamic Global Bond Fund	11,036	2,934	1,757	1,295,629	11,894
High Yield Fund	8,809	2,529	1,378	1,523,688	9,904
U. S. Treasury Long-Term Fund	11,092	2,697	5,618	600,050	8,725
Floating Rate Fund	2,551	2,079	603	415,978	3,968
Total Bond Mutual Funds (Cost $178,056)					182,931

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TARGET 2025 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.2%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.32%(3)	448	8,754	8,335	866,707	867
Total Short-Term Investments (Cost $867)					867
Total Investments in Securities 100.0%
(Cost $351,737)					$368,955
Other Assets Less Liabilities (0.0)%					(37)
Net Assets 100.0%					$368,918

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the I
Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TARGET 2025 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(62)	$(319)	$227
Emerging Markets Bond Fund	6	138	506
Emerging Markets Stock Fund	396	150	142
Equity Index 500 Fund	1,820	1,482	665
Floating Rate Fund	(2)	(59)	105
Growth Stock Fund	1,444	1,637	95
High Yield Fund	74	(56)	401
International Bond Fund (USD
Hedged)	332	416	244
International Stock Fund	308	456	419
International Value Equity Fund	94	(413)	467
Limited Duration Inflation
Focused Bond Fund	886	611	431
Mid-Cap Growth Fund	648	(221)	30
Mid-Cap Value Fund	247	(194)	137
New Horizons Fund	823	(23)	—
New Income Fund	329	2,070	1,139
Overseas Stock Fund	290	28	398
Real Assets Fund	83	(226)	125
Small-Cap Stock Fund	448	(173)	—
Small-Cap Value Fund	290	(294)	38
U. S. Treasury Long-Term Fund	1,083	554	194
Value Fund	458	(395)	506
U. S. Treasury Money Fund	—	—	21
Totals	$9,995#	$5,169	$6,290+

# Capital gain distributions from mutual funds represented $4,125 of the net realized gain
(loss).
+ Investment income comprised $6,290 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TARGET 2025 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Target 2025 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 29, 2020, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.